Nature of Business and Summary of Significant Accounting Policies - Stock-Compensation (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net cash used in operating activities
Net cash provided by operating activities	[1]	$ 1,019,353	$ 894,823	$ 709,002
Add: excess tax benefits from stock-based compensation		2,773	30	19,582
Cash flows from financing activities:
Net cash provided by (used in) financing activities	[1]	(897,065)	1,873,152	87,819
Less: excess tax benefits from stock-based compensation		(2,773)	(30)	(19,582)
Scenario, previously reported
Net cash used in operating activities
Net cash provided by operating activities	[1]	1,016,580	894,793	689,420
Cash flows from financing activities:
Net cash provided by (used in) financing activities		$ (894,292)	$ 1,873,182	$ 107,401

[1]	These cash flow line items for the years ended December 31, 2016, 2015 and 2014 have been modified to reflect the adoption of ASU 2016-18 and ASU 2016-09. See Note 1 of Notes to Consolidated Financial Statements for further discussion.